UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Christopher R. Blair
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Address:   33 River Road
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           Cos Cob, Connecticut 06807-2723
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher R. Blair
           --------------------------------------------------
Title:     Individually
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Phone:     (203) 422-5700
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Christopher R. Blair   Greenwich, Connecticut        11/14/02
       ------------------------   -------------------------------------

The reporting manager and the institutional investment managers with respect to which this report is filed are in the process of winding up their operations. This is the 2nd of 5 remaining filings.


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         2
                                           -------------

Form 13F Information Table Entry Total:    0
                                           -------------

Form 13F Information Table Value Total:   $0
                                           -------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name


........1...............28-7702..........C. Blair Asset Management, L.P.

........2...............28-7700..........C. Blair Capital, L.L.C.


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                                                                FORM 13F INFORMATION TABLE
                                                              VALUE  SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
           NAME OF ISSUER         TITLE OF CLASS    CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN  MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- --------  --------- -------- -------- -------


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